INCOME TAX EXPENSE - Reconciliation of the differences between statutory tax rate and the effective tax rate (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of the differences between statutory tax rate and the effective tax rate
Loss before tax from continuing operations	¥ (2,040,999)	¥ (732,599)	$ (111,816)	¥ (1,360,463)	¥ (1,352,748)
Loss before tax from discontinued operations	(455,177)	295,744	$ 45,139	(659,458)	(173,583)
Loss before tax	(2,496,176)	(436,855)		(2,019,921)	(1,526,331)
Income tax computed at PRC statutory tax rate	(624,044)	(109,214)		(504,980)	(381,583)
Effect of different tax rate	16,601	3,177		42,085	(21,369)
Non-deductible expense	167,020	74,248		180,699	93,925
Change of valuation allowance	440,097	31,756		281,758	294,442
Total income tax expense	¥ (326)	¥ (33)		¥ (438)	¥ (14,585)